Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash paid for interest			$ 10,239	$ 9,409
Significant non-cash financing and investing activities:
Accrual of deferred future financing costs			1,029	1,025
Plant and equipment additions included in accounts payable	$ 3,038	$ 2,592	2,458
Second Lien Convertible Notes [Member]
Significant non-cash financing and investing activities:
Increase in notes from in-kind interest			28,537	24,869
Lien Convertible Notes 1.5 [Member]
Significant non-cash financing and investing activities:
Increase in notes from in-kind interest			18,780	14,023
Lien Convertible Notes 1.25 [Member]
Significant non-cash financing and investing activities:
Increase in notes from in-kind interest			5,212
Promissory Note
Significant non-cash financing and investing activities:
Increase in notes from in-kind interest			$ 785	$ 117